Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,		As of June 30, 2016
	2014	2015
			(Unaudited)
Capitalized software development costs	$6,783	$16,030	$21,997
Office equipment	1,231	2,662	3,849
Furniture and fixtures	328	393	438
Software	653	755	865
Leasehold improvements	380	568	2,722

Total property and equipment	9,375	20,408	29,871
Less: accumulated depreciation and amortization	(2,624)	(6,350)	(9,327)

Total property and equipment, net	$6,751	$14,058	$20,544

Schedule of amortization expense

The amortization expense was allocated as follows (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Cost of revenue	$265	$783	$1,793	$686	$1,408
Research and development	84	415	1,045	347	884

Total	$349	$1,198	$2,838	$1,033	$2,292